Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 475.1	€ 552.2	€ 591.2
Payments relating to exceptional items	(70.3)	(72.1)	(67.6)
Receipts relating to exceptional items	0.0	4.4	0.0
Other inflows (outflows) of cash	4.0	0.0	0.0
Tax paid	(78.1)	(49.1)	(92.8)
Net cash flows generated from operating activities	330.7	435.4	430.8
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(78.5)	(80.3)	(82.4)
Interest received	3.9	10.2	5.3
Redemption of investments	0.0	5.7	0.3
Net cash used in investing activities	(74.6)	(64.4)	(76.8)
Cash flows from financing activities
Repurchase of ordinary shares	(195.6)	(118.7)	(170.9)
Dividends paid	91.3	89.2	0.0
Payments related to shares withheld for tax	(6.9)	(5.8)	(7.1)
Proceeds from new loans and notes	193.2	0.0	6.0
Repayment of loan principal	(57.1)	(6.5)	(12.6)
Payment of lease liabilities	(34.2)	(31.3)	(30.1)
Payment of financing fees	(19.0)	(2.7)	(3.3)
Interest paid	(111.9)	(112.2)	(93.9)
Payment of interest on tax relating to legacy tax audits	0.0	0.0	(9.2)
Payment on settlement of derivatives	(9.3)	0.0	(0.4)
Net cash used in financing activities	(332.1)	(366.4)	(321.5)
Net (decrease)/increase in cash and cash equivalents	(76.0)	4.6	32.5
Cash and cash equivalents at beginning of period	403.3	399.7	366.8
Effect of exchange rate fluctuations	(2.5)	(1.0)	0.4
Cash and cash equivalents at end of period	324.8	403.3	399.7
Cash and cash equivalents if different from statement of financial position	€ 324.8	€ 403.3	€ 399.7